Huntington ForeRetirement Variable Annuity

Supplement Dated June 2, 2014 to your

Prospectus dated May 1, 2014

Effective June 20, 2014, “Appendix D – Optional Rider Investment Restrictions” is amended to reflect the merger of the Huntington VA Income Equity Fund into the Huntington VA Dividend Capture Fund and the merger of the Huntington VA Mid Corp America Fund into the Huntington VA Situs Fund.

1.         In the section titled “Annual Lock Income Benefit and Daily Lock Income Benefit” under the sub-section “Personal Protection Portfolios”, the Huntington World Class Diversifier Portfolio is deleted and replaced with the following:

HUNTINGTON WORLD CLASS DIVERSIFIER PORTFOLIO

Hartford Portfolio Diversifier HLS Fund	50%
Huntington VA Dividend Capture Fund	40%
Huntington VA International Equity Fund	10%
Total	100%

2.  In the section titled “Maximum Anniversary Value and Maximum Daily Value” the tables entitled “Portfolio Planner Asset Allocation(SM) Models (Elected before May 15, 2014)” and the “Portfolio Planner Asset Allocation(SM) Models (Elected on or about May 16, 2014)” are deleted and replaced with the following:

PORTFOLIO PLANNER ASSET ALLOCATION(SM) MODELS

Sub-Account	Balanced	Moderate Growth	Growth
American Funds Growth Fund	7%	8%	9%
BlackRock High Yield V.I. Fund	5%	5%	5%
Franklin Small Cap Value Securities Fund	0%	2%	2%
Franklin Strategic Income Securities Fund	4%	4%	3%
Hartford Dividend and Growth HLS Fund	6%	7%	8%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford Total Return Bond HLS Fund	11%	9%	6%
Huntington VA Dividend Capture Fund	12%	14%	16%
Huntington VA International Equity Fund	4%	5%	5%
Huntington VA Situs Fund	5%	6%	6%

Invesco V.I. International Growth Fund	3%	4%	3%
Invesco V.I. Money Market Fund	15%	13%	12%
Invesco V.I. Small Cap Equity Fund	3%	2%	3%
Lord Abbett Growth Opportunities Portfolio	0%	0%	2%
MFS International Value Portfolio	3%	4%	3%
MFS Investors Trust Series	3%	3%	3%
PIMCO Total Return Portfolio	12%	8%	5%
Templeton Global Bond Securities Fund	7%	6%	5%
Total	100%	100%	100%

3.  In the section titled “Maximum Anniversary Value and Maximum Daily Value” under the sub-section “Investment Strategy Models”, the Huntington World Class Growth Strategy is deleted and replaced with the following:

HUNTINGTON WORLD CLASS GROWTH STRATEGY

American Funds Global Growth and Income Fund	15%
Franklin Income Securities Fund	15%
Huntington VA Dividend Capture Fund	15%
Huntington VA International Equity Fund	15%
Huntington VA Situs Fund	15%
PIMCO Total Return Portfolio	25%
Total	100%

This Supplement Should Be Retained For Future Reference.